Commitments and Contingencies (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Commitments and Contingencies [Line Items]
Rental expenses	¥ 53,742	¥ 42,177	¥ 35,570
Four branches of Beijing Wangpin [Member]
Commitments and Contingencies [Line Items]
Fine per entity may be imposed related to conduct human resources related services without the human resources service license	¥ 30